BORROWINGS - Narrative (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)	May 31, 2020 USD ($)	May 31, 2020 BRL (R$)	Apr. 03, 2020 USD ($)	Apr. 03, 2020 CAD ($)	Mar. 31, 2020 USD ($) tranche	Mar. 31, 2020 COP ($) tranche	Mar. 31, 2020 INR (₨) tranche	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,886,000,000									$ 11,004,000,000
March 2020 Refinancing Maturing March 2027
Disclosure of detailed information about borrowings [line items]
Principal value							$ 50,000,000	$ 200,000,000,000
Interest rate (%)							2.36%	2.36%	2.36%
Number of tranches | tranche							2	2	2
Solar Portfolio, India, Maturing 2032 To 2037
Disclosure of detailed information about borrowings [line items]
Principal value							$ 20,000,000		₨ 1,460,000,000
Interest rate (%)							9.75%	9.75%	9.75%
Borrowings, adjustment to interest rate basis							1.45%	1.45%	1.45%
Solar Development Project, Brazil, Maturing 2021
Disclosure of detailed information about borrowings [line items]
Principal value			$ 46,000,000	R$ 250,000,000
Interest rate (%)			5.30%	5.30%
Hydroelectric Facility, Canada, Maturing 2044
Disclosure of detailed information about borrowings [line items]
Principal value	17,000,000	$ 23,000,000
Interest rate (%)			3.50%	3.50%
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 140,000,000									0
Interest rate (%)	0.60%	0.60%
Credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0									$ 299,000,000
Principal value	1,750,000,000
Interest rate (%)										2.90%
Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0									$ 0
Medium Term Notes | Series 11 (C$475)
Disclosure of detailed information about borrowings [line items]
Principal value					$ 124,000,000	$ 175,000,000
Interest rate (%)					4.25%	4.25%
Medium Term Notes | Series 12 (C$475)
Disclosure of detailed information about borrowings [line items]
Principal value					$ 124,000,000	$ 175,000,000
Interest rate (%)					3.38%	3.38%